Equity-Based Compensation - Summary of Activity Related to Unvested Management PSUs (Details) - Management PSUs	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance (in Shares) | shares	0
Granted (in Shares) | shares	9,500,000
Vested (in Shares) | shares	0
Forfeited (in Shares) | shares	0
Ending Balance (in Shares) | shares	9,500,000
Weighted Average Grant Date Fair Value, Beginning Balance (in Dollars per Share) | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted (in Dollars per Share) | $ / shares	8.86
Weighted Average Grant Date Fair Value, Vested (in Dollars per Share) | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per Share) | $ / shares	0
Weighted Average Grant Date Fair Value, Ending Balance (in Dollars per Share) | $ / shares	$ 8.86